Investments Components of Net Realized Gains (Losses) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Gain (Loss) on Securities [Line Items]
Total available-for-sale securities	$ 900.7	$ 281.9	$ 25.2
Total equity securities	113.0	97.9	290.7
Subtotal gross realized gains on security sales	1,013.7	379.8	315.9
Total available-for-sale securities	(29.6)	(34.0)	(119.6)
Total equity securities	(69.4)	(11.2)	(25.6)
Subtotal gross realized losses on security sales	(99.0)	(45.2)	(145.2)
Total available-for-sale securities	871.1	247.9	(94.4)
Total equity securities	43.6	86.7	265.1
Net realized gains (losses) on security sales	914.7	334.6	170.7
Hybrid securities	7.4	18.0	(10.4)
Equity securities	706.5	739.9	(497.5)
Derivatives	1.4	0.0	0.0
Net holding period gains (losses) on securities	715.3	757.9	(507.9)
Net impairment losses recognized in earnings	0.0	(63.3)	(68.3)
Total net realized gains (losses) on securities	1,630.0	1,029.2	(405.5)
U.S. government obligations
Gain (Loss) on Securities [Line Items]
Total available-for-sale securities	612.5	164.4	6.7
Total available-for-sale securities	(9.6)	(20.4)	(98.7)
Total available-for-sale securities	602.9	144.0	(92.0)
State and local government obligations
Gain (Loss) on Securities [Line Items]
Total available-for-sale securities	102.4	6.1	9.5
Total available-for-sale securities	(0.7)	(0.7)	(2.9)
Total available-for-sale securities	101.7	5.4	6.6
Corporate debt securities
Gain (Loss) on Securities [Line Items]
Total available-for-sale securities	161.9	100.1	2.4
Total available-for-sale securities	(6.5)	(7.9)	(10.4)
Total available-for-sale securities	155.4	92.2	(8.0)
Residential mortgage-backed securities
Gain (Loss) on Securities [Line Items]
Total available-for-sale securities	0.0	0.2	0.0
Total available-for-sale securities	0.0	(2.3)	(0.1)
Total available-for-sale securities	0.0	(2.1)	(0.1)
Commercial mortgage-backed securities
Gain (Loss) on Securities [Line Items]
Total available-for-sale securities	23.7	8.1	2.0
Total available-for-sale securities	(12.8)	(2.2)	(6.3)
Total available-for-sale securities	10.9	5.9	(4.3)
Other asset-backed securities
Gain (Loss) on Securities [Line Items]
Total available-for-sale securities	0.2	0.8	0.1
Total available-for-sale securities	0.0	(0.1)	(1.1)
Total available-for-sale securities	0.2	0.7	(1.0)
Redeemable preferred stocks
Gain (Loss) on Securities [Line Items]
Total available-for-sale securities	0.0	2.2	4.5
Total available-for-sale securities	0.0	(0.4)	(0.1)
Total available-for-sale securities	0.0	1.8	4.4
Nonredeemable preferred stocks
Gain (Loss) on Securities [Line Items]
Total equity securities	24.4	36.2	4.1
Total equity securities	(8.7)	(3.2)	(3.9)
Total equity securities	15.7	33.0	0.2
Common equities
Gain (Loss) on Securities [Line Items]
Total equity securities	88.6	61.7	286.6
Total equity securities	(60.7)	(8.0)	(21.7)
Total equity securities	27.9	53.7	264.9
Other Assets
Gain (Loss) on Securities [Line Items]
Net impairment losses recognized in earnings	$ 0.0	$ (63.3)	$ (68.3)